Average Annual Total Returns - Nuveen Minnesota Municipal Bond Fund	Sep. 30, 2020
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.67%	[1]
5 Years	2.86%	[1]
10 Years	3.70%	[1]
Lipper Minnesota Municipal Debt Funds Category Average (reflects no deduction for taxes or sales loads)
Average Annual Return:
1 Year	7.26%	[2]
5 Years	3.50%	[2]
10 Years	4.41%	[2]
Class A
Average Annual Return:
1 Year	3.12%
5 Years	2.68%
10 Years	4.33%
Since Inception
Inception Date	Jul. 11, 2088
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	3.12%
5 Years	2.66%
10 Years	4.30%
Since Inception
Inception Date	Jul. 11, 2088
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.07%
5 Years	2.77%
10 Years	4.16%
Since Inception
Inception Date	Jul. 11, 2088
Class C1
Average Annual Return:
1 Year	7.17%
5 Years	3.09%
10 Years	4.30%
Since Inception
Inception Date	Feb. 01, 2099
Class I
Average Annual Return:
1 Year	7.85%
5 Years	3.77%
10 Years	4.98%
Since Inception
Inception Date	Aug. 01, 2097
Class C2
Average Annual Return:
1 Year	7.02%
5 Years	2.99%
10 Years
Since Inception	4.85%
Inception Date	Jan. 18, 2011
Class C2 | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Since Inception	4.93%	[2]
Class C2 | Lipper Minnesota Municipal Debt Funds Category Average (reflects no deduction for taxes or sales loads)
Average Annual Return:
Since Inception	4.31%	[1]
Class C
Average Annual Return:
1 Year	6.78%
5 Years	2.73%
10 Years
Since Inception	3.61%
Inception Date	Feb. 10, 2014
Class C | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Since Inception	4.12%	[2]
Class C | Lipper Minnesota Municipal Debt Funds Category Average (reflects no deduction for taxes or sales loads)
Average Annual Return:
Since Inception	3.52%	[1]

[1]	Represents the average annualized returns for all reporting funds in the Lipper Minnesota Municipal Debt Funds Category.
[2]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.